Statements of Cash Flows (Unaudited) - Genesis Unicorn Capital Corp [Member] - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash Flows from Operating Activities:
Net loss	$ (256,591)	$ (314,488)
Adjustments to reconcile net loss to net cash used in operating activities:
Gain on investments held in Trust Account	(1,207,374)	(110,316)
Changes in operating assets and liabilities:
Prepaid expenses	44,297	(275,574)
Accounts payable	40,089	5,000
Accrued expenses	311,743	12,807
Accrued expenses - related party	(10,000)	30,000
Franchise tax payable	(180,000)	100,000
Income tax payable	(170,460)
Net cash used in operating activities	(1,428,296)	(552,571)
Cash Flows from Investing Activities:
Cash deposited into Trust Account	(1,634,120)	(87,543,750)
Cash withdrawn from Trust Account to pay taxes	853,260
Cash withdrawn from the Trust Account to pay stockholders	32,707,627
Net cash provided by (used in) investing activities	31,926,767	(87,543,750)
Cash Flows from Financing Activities:
Proceeds from promissory note - related party	2,200,000	9,606
Repayment of promissory note - related party		(183,753)
Payment of cash to redeeming stockholders	(32,707,627)
Proceeds from initial public offering, net of underwriting discount and offering costs paid		84,851,528
Proceeds from sale of private placement units		3,773,310
Net cash (used in) provided by financing activities	(30,507,627)	88,450,691
Net Change in Cash	(9,156)	354,370
Cash - Beginning of period	98,254	9,650
Cash - End of period	89,098	364,020
Supplemental disclosures of non-cash investing and financing activities:
Deferred underwriting commissions payable		2,803,125
Initial Classification of Class A common stock subject to redemption		87,543,750
Remeasurement of Class A common stock to redemption amount	$ 2,338,694